Fair Value Measurements and Hedging (Details Narrative) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Apr. 30, 2018 EUR (€)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Restricted Cash and Cash Equivalents, Current			$ 7,299	$ 7,422
Cash and Cash Equivalents, at Carrying Value	$ 204,921		183,211	117,819	$ 204,921
Foreign exchange loss					3,159
Fair value hedge gain/ (loss)	$ 1,609		0	0	1,609
Asset Impairment Charges				3,411	17,784
Fair Value Hedging [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cash and Cash Equivalents, at Carrying Value | €							€ 70,800,000
Fair value hedge gain/ (loss)					1,609
Ineffective portion of fair value hedge					$ 39
Payments for Construction in Process | €						€ 20,500,000
Fair Value, Inputs, Level 2 [Member] | DSF $55.0 Facility [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Debt Instrument, Fair Value Disclosure			53,973
Difference between book and fair value			1,088
Loan's book value			52,885
Fair Value, Inputs, Level 1 [Member] | 8.30% 2022 Notes [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notes Payable, Fair Value Disclosure			51,280	51,360
Derivative [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Restricted Cash and Cash Equivalents, Current			$ 895	$ 407
Forecast [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Derivative Instruments, Loss Reclassified from Accumulated OCI into Income, Effective Portion		$ 2,008
Fixed Orders [Member] | Fair Value Hedging [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Percentage of coverage through foreign currency hedging							100.00%
Cash and Cash Equivalents, at Carrying Value | €							€ 20,500,000
Optional Orders [Member] | Fair Value Hedging [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Percentage of coverage through foreign currency hedging							50.00%